TRADE PAYABLES AND OTHER LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE PAYABLES AND OTHER LIABILITIES
Trade payables	€ 1,464	€ 6,406
Accrued liabilities	12,380	6,099
Sales tax payable	444	4,356
Other payables	69	107
Trade Payables and Other Liabilities	€ 14,357	€ 16,968